Cover	Aug. 05, 2020	May 04, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name		TELLURIAN INC. /DE/
Entity Central Index Key		0000061398
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-5507
Entity Tax Identification Number		06-0842255
Entity Address, Address Line One		1201 Louisiana Street,
Entity Address, Address Line Two		Suite 3100,
Entity Address, City or Town		Houston,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77002
City Area Code		832
Local Phone Number		962-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.01 per share
Trading Symbol		TELL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Document Information [Line Items]
Document Period End Date	Aug. 05, 2020